GOODWILL AND INTANGIBLE ASSETS - GOODWILL BY GLOBAL BUSINESS UNIT (Details) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Goodwill [Line Items]
Goodwill Acquisitions and Divestitures		$ 82	$ (37)
Goodwill, Translation and Purchase Accounting Adjustments		394	386
Goodwill		45,175	44,699	$ 44,350
Beauty
Goodwill [Line Items]
Goodwill Acquisitions and Divestitures		82	0
Goodwill, Translation and Purchase Accounting Adjustments		119	146
Goodwill		12,992	12,791	12,645
Grooming
Goodwill [Line Items]
Goodwill Acquisitions and Divestitures		0	0
Goodwill, Translation and Purchase Accounting Adjustments		193	150
Goodwill	[1]	19,820	19,627	19,477
Health Care
Goodwill [Line Items]
Goodwill Acquisitions and Divestitures		0	(10)
Goodwill, Translation and Purchase Accounting Adjustments		51	48
Goodwill		5,929	5,878	5,840
Fabric & Home Care
Goodwill [Line Items]
Goodwill Acquisitions and Divestitures		0	(3)
Goodwill, Translation and Purchase Accounting Adjustments		8	4
Goodwill		1,865	1,857	1,856
Baby, Feminine & Family Care
Goodwill [Line Items]
Goodwill Acquisitions and Divestitures		0	(24)
Goodwill, Translation and Purchase Accounting Adjustments		23	38
Goodwill		4,569	4,546	4,532
Corporate
Goodwill [Line Items]
Goodwill Acquisitions and Divestitures		0	0
Goodwill, Translation and Purchase Accounting Adjustments		0	0
Goodwill		$ 0	$ 0	$ 0

[1]	Grooming goodwill balance is net of $1.2 billion accumulated impairment losses.